Revenue from services provided - Summary of Disaggregation of revenue by Major Product Lines (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 201,517	$ 157,620	$ 125,773
Subscription cost [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customer including assessed tax	208,777	162,132	129,292
Revenue from contract with customer assessed tax	(18,475)	(13,657)	(10,826)
Total revenue	190,302	148,475	118,466
Services cost [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customer including assessed tax	11,762	9,799	8,154
Revenue from contract with customer assessed tax	(547)	(654)	(847)
Total revenue	$ 11,215	$ 9,145	$ 7,307